Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Share - holders’ Equity	Preferred Stock	Common Stock	Add’l Paid-In Capital	Treasury Stock		Retained Earnings	Accum. Other Comp. Loss		Non-controlling Interests
Beginning balance at Dec. 31, 2011	[1]	$ 82,621	$ 82,190	$ 45	$ 445	$ 71,423	$ (31,804)		$ 46,210	$ (4,129)		$ 431
Beginning balance (in shares) at Dec. 31, 2011	[1]			1,112,000,000	8,902,000,000		(1,327,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	14,598	14,570						14,570			28
Other comprehensive income/(loss), net of tax	[1]	(1,831)	(1,824)							(1,824)	[2]	(7)
Cash dividends declared:
Common stock	[1]	(6,537)	(6,537)						(6,537)
Preferred stock	[1]	(3)	(3)						(3)
Noncontrolling interests	[1]	(9)										(9)
Share-based payment transactions (in shares)	[1]				52,000,000		(4,000,000)
Share-based payment transactions	[1]	1,056	1,056		3	1,150	(97)
Purchases of common stock (in shares)		(349,000,000)					(349,000,000)	[1]
Purchases of common stock	[1]	(8,228)	(8,228)				(8,228)
Preferred stock conversions and redemptions (in shares)	[1]			(145,000,000)			0
Preferred stock conversions and redemptions	[1]	(8)	(8)	(6)		(3)	1
Other (in shares)	[1]				2,000,000		0
Other	[1]	19	44		0	38	6		0			(25)
Ending balance at Dec. 31, 2012	[1]	81,678	81,260	39	448	72,608	(40,122)		54,240	(5,953)		418
Ending balance (in shares) at Dec. 31, 2012	[1]			967,000,000	8,956,000,000		(1,680,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	22,072	22,003						22,003			69
Other comprehensive income/(loss), net of tax	[1]	2,593	2,655							2,655	[2]	(62)
Cash dividends declared:
Common stock	[1]	(6,509)	(6,509)						(6,509)
Preferred stock	[1]	(2)	(2)						(2)
Noncontrolling interests	[1]	(121)										(121)
Share-based payment transactions (in shares)	[1]				95,000,000		(4,000,000)
Share-based payment transactions	[1]	2,296	2,296		5	2,390	(99)
Purchases of common stock (in shares)		(563,000,000)					(563,000,000)	[1]
Purchases of common stock	[1]	(16,290)	(16,290)				(16,290)
Preferred stock conversions and redemptions (in shares)	[1]			(138,000,000)			0
Preferred stock conversions and redemptions	[1]	(11)	(11)	(6)		(5)	0
Sale of 19.8% of subsidiary through an IPO(a)	[1],[3]	2,479	2,324			2,297				27		155
Acquisition of common stock in exchange offer (in shares)	[1],[3]						(405,000,000)
Acquisition of common stock in exchange offer(a)	[1],[3]	(11,408)	(11,408)				(11,408)
Deconsolidation of subsidiary sold(a)	[1],[3]	(145)										(145)
Other (in shares)	[1]				0		0
Other	[1]	(12)	(11)		0	(7)	(4)		0			(1)
Ending balance at Dec. 31, 2013	[1]	76,620	76,307	33	453	77,283	(67,923)		69,732	(3,271)		313
Ending balance (in shares) at Dec. 31, 2013	[1]			829,000,000	9,051,000,000		(2,652,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	9,168	9,135						9,135			32
Other comprehensive income/(loss), net of tax	[1]	(4,042)	(4,045)							(4,045)	[2]	3
Cash dividends declared:
Common stock	[1]	(6,690)	(6,690)						(6,690)
Preferred stock	[1]	(2)	(2)						(2)
Noncontrolling interests	[1]	(6)										(6)
Share-based payment transactions (in shares)	[1]				59,000,000		(2,000,000)
Share-based payment transactions	[1]	1,597	1,597		3	1,693	(100)
Purchases of common stock (in shares)		(165,000,000)					(165,000,000)	[1]
Purchases of common stock	[1]	(5,000)	(5,000)				(5,000)
Preferred stock conversions and redemptions (in shares)	[1]			(112,000,000)			0
Preferred stock conversions and redemptions	[1]	(8)	(8)	(4)		(4)	1
Other (in shares)	[1]			0	0		0
Other	[1]	(17)	5	0	(1)	5	0		0	0		(22)
Ending balance at Dec. 31, 2014	[1]	$ 71,622	$ 71,301	$ 29	$ 455	$ 78,977	$ (73,021)		$ 72,176	$ (7,316)		$ 321
Ending balance (in shares) at Dec. 31, 2014	[1]			717,424,152	9,110,000,000		(2,819,000,000)

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million gain in 2014, $62 million loss in 2013 and $7 million loss in 2012.
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.